Cash flow hedging reserve (Tables)	12 Months Ended
Dec. 31, 2018
Share Capital, Reserves and Other Equity Interest [Abstract]
Movement in cash flow hedging reserve
The table below shows the movement in the cash flow hedging reserve during the year, including the gains or losses arising on the revaluation of hedging instruments during the year and the amount reclassified from Other Comprehensive Income ("OCI") to the Consolidated Statement of Profit or Loss in the year.

	Cross currency interest rate swaps	Forward currency contracts	Total Cash flow hedge reserve
	€m	€m	€m
Balance as of January 1, 2016	—	1.1	1.1
Change in fair value of hedging instrument recognized in OCI for the year	—	14.2	14.2
Reclassified to cost of goods sold	—	(4.1)	(4.1)
Deferred tax	—	(2.8)	(2.8)
Balance as of December 31, 2016	—	8.4	8.4
Change in fair value of hedging instrument recognized in OCI for the year	(56.8)	(19.7)	(76.5)
Reclassified to cost of goods sold	—	3.8	3.8
Reclassified from other comprehensive income to finance costs	56.3	—	56.3
Deferred tax	0.1	4.9	5.0
Balance as of December 31, 2017	(0.4)	(2.6)	(3.0)
Change in fair value of hedging instrument recognized in OCI for the year	49.5	20.3	69.8
Reclassified to cost of goods sold	—	(6.4)	(6.4)
Reclassified from other comprehensive income to finance costs	(47.9)	—	(47.9)
Deferred tax	(0.3)	(3.7)	(4.0)
Balance as of December 31, 2018	0.9	7.6	8.5